Trade Receivables (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount	$ 5,654	$ 43,207
Less: Allowance for expected credit losses under IFRS 9 or credit losses under IAS 39	(311)	(8,948)	$ (58,488)
Expected recoverable amount of impaired trade receivables	$ 5,343	34,259
Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		30,337
Less: Allowance for expected credit losses under IFRS 9 or credit losses under IAS 39		(8,948)
Expected recoverable amount of impaired trade receivables		21,389
Financial assets impaired | Below 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		0
Financial assets impaired | Between 31 and 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		0
Financial assets impaired | Between 61 and 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		0
Financial assets impaired | Between 91 and 365 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		0
Financial assets impaired | Over 365 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		$ 30,337